FAIR VALUE MEASUREMENTS - SEPA Convertible Note - Settlement and Termination Agreement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Convertible debt		$ 3,630,000
Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value Of terminated agreement	$ 0
SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt	841,000	1,543,000	$ 2,300,000
SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Outstanding	600,000	1,386,975
Periodic payments	250,000	250,000
Fair value of outstanding balance	593,646	1,368,000
Termination fee (payable in Common Stock at IPO price)	167,849	175,000
Convertible debt	$ 971,000	1,543,000
Fair value Of terminated agreement		$ 0
Discount Rate | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.18	0.15
ICE BofA CCC & Lower US High Yield Index | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.139	0.125
S&P U.S. High Yield Corporate Bond CCC index | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.246	0.157
Pepperdine Private Capital Markets mezzanine required rate of return | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.16	0.19